Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies

32      Commitments and contingencies

Tax contingencies

The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.

As of December 31, 2020, there are ongoing tax audits in various countries. Some of these tax enquiries have resulted in re-assessments, whilst others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigations in determining legal provisions. Final claims or court rulings may differ from management estimates.

As of December 31, 2020, the Group has accrued for net tax provisions (excluding Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation) in the amount of EUR 30,029 thousand (2019: EUR 25,788 thousand) as a result of the assessment of potential exposures due to uncertain tax positions as well as pending and resolved matters with the relevant tax authorities (Note 19).

In addition to the above tax risks, in common with other international groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further EUR 9,187 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.

The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote.

Guarantees

The Group has other commitments such as bank guarantees issued. As of December 31, 2020 The Group bank guarantees amount to EUR 860 thousand (December 31, 2019: EUR 315 thousand).

Legal Proceedings with shareholders

Since May 2019, several putative class action lawsuits have been filed in the U.S. District Court for the Southern District of New York and the New York County Supreme Court against the company, certain of its management and supervisory board members, the underwriters of its IPO, its U.S. representative and, in New York State court, its auditor. The cases assert claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, the company’s initial public offering. On August 11, 2020, we reached an agreement to fully resolve all of the actions, subject to conditions including court approval. Under this agreement, in which the defendants do not admit any liability or wrongdoing, Jumia will make a settlement payment of USD 5 million, USD 1 million of which will be funded by insurance coverage. The settlement amounts were paid into an escrow account in January 2021. No shareholders have filed objections to the settlements. The final approval hearings for the settlements are scheduled for March 24 and 18, 2021 before the relevant courts. As of December 31, 2020 the Group booked a liability as described in note 16.

Lease commitments

As disclosed in Note 17, the Group was committed to short term leases which at December 31, 2020 amounts to EUR 619 thousand (2019: EUR 158 thousand).

Other commitments

The Group has committed to pay USD 23.0 million (EUR 18.8 million) to a service supplier over the next 3 years with an upfront payment discount of USD 2 million (EUR 1.6 million). As at December 31, 2020 The Group has paid USD 7 million (EUR 6.1 million) and will pay the same amount in 2021 and 2022.

Others

The Group is involved in several ongoing cases with suppliers and employees. The Group continuously reviews and assesses these claims and records provisions based on management judgments and estimates from consultant at each reporting date.

When assessing the possible outcomes of legal claims and contingencies, the Group takes into consideration the advice of the legal counsel, which are based on the best of their professional judgment and take into consideration the current stage of the proceedings and legal experience accumulated with respect to the various matters. As the results of the claims may ultimately be determined by courts, or otherwise settled, they may be different from such estimates.